Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 years
Fixtures and fittings	5 years
Motor vehicles	5 years

2018	Computers & Equipment £’000	Fixtures & Fittings £’000	Motor Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2017	£10,698	£6,901	£21	£—	£17,620
Additions	2,111	1,381	—	164	3,656
On acquisition of subsidiary / business	417	492	—	—	909
Disposals	(798)	(555)	—	—	(1,353)
Effect of foreign exchange translations	(73)	(48)	(1)	—	(122)
At 30 June 2018	£12,355	£8,171	£20	£164	£20,710

Depreciation
At 1 July 2017	£7,151	£2,963	£20	£—	£10,134
Charge for the year	2,095	1,243	—	—	3,338
On disposals	(734)	(545)	—	—	(1,279)
Effect of foreign exchange translations	(35)	(32)	—	—	(67)
At 30 June 2018	£8,477	£3,629	£20	£—	£12,126
Net book value
At 30 June 2018	£3,878	£4,542	—	£164	£8,584

2017	Computers & Equipment £’000	Fixtures & Fittings £’000	Motor Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2016	£9,350	£3,249	£19	£381	£12,999
Additions	2,423	2,585	—	—	5,008
On acquisition of subsidiary / business	232	90	1	—	323
Reclassification	(1,333)	1,272	—	—	(61)
Disposals	(334)	(816)	—	—	(1,150)
Transfers	—	381	—	(381)	—
Effect of foreign exchange translations	360	140	1	—	501
At 30 June 2017	£10,698	£6,901	£21	£—	£17,620

Depreciation
At 1 July 2016	£6,388	£1,857	£19	£—	£8,264
Charge for the year	1,653	879	—	—	2,532
Reclassification	(866)	808	—	—	(58)
On disposals	(233)	(683)	—	—	(916)
Effect of foreign exchange translations	209	102	1	—	312
At 30 June 2017	£7,151	£2,963	£20	£—	£10,134
Net book value
At 30 June 2017	£3,547	£3,938	£1	£—	£7,486